Income Taxes - Summary of Components of Net Deferred Income Tax Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	₱ 14,643	₱ 18,172
Net deferred income tax liabilities	60	165	₱ 204
Unearned revenues [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	3,914	5,192
Accumulated provision for expected credit losses [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	3,618	3,667
Lease liability over ROU under IFRS 16 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	3,240	3,448
Pension and other employee benefits [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	2,607	2,224
Fixed asset impairment/depreciation due to shortened life of property and equipment [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	2,480	2,875
Unamortized past service pension costs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	1,908	2,629
Unrealized foreign exchange losses [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	1,404	1,157
Accumulated write-down of inventories to net realizable values [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	371	393
NOLCO [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	266	199
Excess MCIT over RCIT [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	13
Taxes and duties capitalized [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	(167)	(147)
Derivative financial instruments [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	(203)	215
Customer list and trademark [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	(361)	(272)
Capitalized charges and others [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	(4,447)	(3,408)
Investment Property [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax liabilities	389	240
Unrealized foreign exchange gains [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax liabilities	22	21
Others [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Others	₱ (351)	₱ (96)